Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Carrying amounts of right-of-use assets recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	$ 7,178
Addition	3,000	$ 6,200
Ending Balance	5,338	7,178
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	76,862	84,856
Ending Balance	68,492	76,862
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	96,451	95,441
Addition	4,099	3,328
Disposals and or/sales	(1,650)	(2,318)
Ending Balance	98,900	96,451
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	9,851	9,851
Addition	789
Ending Balance	10,640	9,851
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	56,594	55,936
Addition	2,195	2,880
Disposals and or/sales	(873)	(2,222)
Ending Balance	57,916	56,594
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	30,006	29,654
Addition	1,115	448
Disposals and or/sales	(777)	(96)
Ending Balance	30,344	30,006
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	19,589	10,585
Addition	12,459	11,320
Disposals and or/sales	(1,640)	(2,316)
Ending Balance	30,408	19,589
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Land
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	2,897	1,255
Addition	1,732	1,642
Ending Balance	4,629	2,897
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Buildings and other constructions
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	10,575	6,269
Addition	7,480	6,526
Disposals and or/sales	(865)	(2,220)
Ending Balance	17,190	10,575
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	6,117	3,061
Addition	3,247	3,152
Disposals and or/sales	(775)	(96)
Ending Balance	$ 8,589	$ 6,117